Financial instruments - fair values and risk management - Summary of Trade Receivables From Individual Customers: Exposure To Credit Risk And ECLs (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Exposure to credit risk and ECLs for Trade receivables from individual customers
Impairment loss allowance	€ 136,521	€ 127,164
Accumulated impairment
Exposure to credit risk and ECLs for Trade receivables from individual customers
Impairment loss allowance	(14,300)	(14,300)
Financial assets collectively assessed for credit losses
Exposure to credit risk and ECLs for Trade receivables from individual customers
Gross carrying amount	80,861	68,931
Financial assets collectively assessed for credit losses | Accumulated impairment
Exposure to credit risk and ECLs for Trade receivables from individual customers
Impairment loss allowance	(9,615)	(5,519)
Trade receivables | Financial assets neither past due nor impaired | Current (not past due)
Exposure to credit risk and ECLs for Trade receivables from individual customers
Gross carrying amount	€ 44,431	€ 27,752
Weighted average loss rate	1.60%	0.40%
Trade receivables | Financial assets neither past due nor impaired | Current (not past due) | Accumulated impairment
Exposure to credit risk and ECLs for Trade receivables from individual customers
Impairment loss allowance	€ (726)	€ (113)
Trade receivables | Financial assets past due but not impaired | 1 to 60 days past due
Exposure to credit risk and ECLs for Trade receivables from individual customers
Gross carrying amount	€ 20,279	€ 26,326
Weighted average loss rate	2.80%	1.30%
Trade receivables | Financial assets past due but not impaired | 1 to 60 days past due | Accumulated impairment
Exposure to credit risk and ECLs for Trade receivables from individual customers
Impairment loss allowance	€ (562)	€ (334)
Trade receivables | Financial assets past due but not impaired | 61 to 90 days past due
Exposure to credit risk and ECLs for Trade receivables from individual customers
Gross carrying amount	€ 2,691	€ 3,036
Weighted average loss rate	7.80%	3.80%
Trade receivables | Financial assets past due but not impaired | 61 to 90 days past due | Accumulated impairment
Exposure to credit risk and ECLs for Trade receivables from individual customers
Impairment loss allowance	€ (211)	€ (116)
Trade receivables | Financial assets past due but not impaired | More than 90 days past due
Exposure to credit risk and ECLs for Trade receivables from individual customers
Gross carrying amount	€ 13,460	€ 11,817
Weighted average loss rate	60.30%	41.90%
Trade receivables | Financial assets past due but not impaired | More than 90 days past due | Accumulated impairment
Exposure to credit risk and ECLs for Trade receivables from individual customers
Impairment loss allowance	€ (8,116)	€ (4,956)